Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Nordic Fund	Dec. 30, 2024
Fidelity Nordic Fund | Return Before Taxes
Average Annual Return:
Past 1 year	20.85%
Past 5 years	13.08%
Past 10 years	7.66%
Fidelity Nordic Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	20.84%
Past 5 years	11.78%
Past 10 years	6.63%
Fidelity Nordic Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.35%
Past 5 years	10.23%
Past 10 years	5.97%
FT126
Average Annual Return:
Past 1 year	21.29%
Past 5 years	13.24%
Past 10 years	7.25%